NOTE 19 WARRANT LIABILITY (Details 1)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Statement [Line Items]
Warrants outstanding | shares	54,215,452
Exercise price | $ / shares	$ 0.14
Weighted average remaining life (in years)	1 year 4 months 20 days
Warrant One
Statement [Line Items]
Warrants outstanding | shares	7,643,637
Exercise price | $ / shares	$ 0.16
Weighted average remaining life (in years)	3 months
Expiry date	April 02, 2021
Warrant Two
Statement [Line Items]
Warrants outstanding | shares	2,559,470
Exercise price | $ / shares	$ 0.16
Weighted average remaining life (in years)	4 months 2 days
Expiry date	May 03, 2021
Warrant Three
Statement [Line Items]
Warrants outstanding | shares	1,018,245
Exercise price | $ / shares	$ 0.16
Weighted average remaining life (in years)	6 months 21 days
Expiry date	July 22, 2021
Warrant Four
Statement [Line Items]
Warrants outstanding | shares	928,817
Exercise price | $ / shares	$ 0.16
Weighted average remaining life (in years)	7 months 9 days
Expiry date	August 12, 2021
Warrant Five
Statement [Line Items]
Warrants outstanding | shares	929,864
Exercise price | $ / shares	$ 0.16
Weighted average remaining life (in years)	7 months 17 days
Expiry date	August 19, 2021
Warrant Six
Statement [Line Items]
Warrants outstanding | shares	102,696
Exercise price | $ / shares	$ 0.16
Weighted average remaining life (in years)	8 months 12 days
Expiry date	September 13, 2021
Warrant Seven
Statement [Line Items]
Warrants outstanding | shares	102,812
Exercise price | $ / shares	$ 0.16
Weighted average remaining life (in years)	8 months 19 days
Expiry date	September 20, 2021
Warrant Eight
Statement [Line Items]
Warrants outstanding | shares	5,200,000
Exercise price | $ / shares	$ 0.10
Weighted average remaining life (in years)	1 year 3 months 14 days
Expiry date	April 16, 2022
Warrant Nine
Statement [Line Items]
Warrants outstanding | shares	5,416,700
Exercise price | $ / shares	$ 0.12
Weighted average remaining life (in years)	1 year 6 months 14 days
Expiry date	July 15, 2022
Warrant Ten
Statement [Line Items]
Warrants outstanding | shares	1,500,000
Exercise price | $ / shares	$ 0.05
Weighted average remaining life (in years)	1 year 7 months 24 days
Expiry date	August 25, 2022
Warrant Eleven
Statement [Line Items]
Warrants outstanding | shares	3,746,080
Exercise price | $ / shares	$ 0.31
Weighted average remaining life (in years)	1 year 8 months 8 days
Expiry date	September 09, 2022
Warrant Twelve
Statement [Line Items]
Warrants outstanding | shares	24,567,131
Exercise price | $ / shares	$ 0.12
Weighted average remaining life (in years)	1 year 10 months 9 days
Expiry date	November 09, 2022
Warrant Thirteen
Statement [Line Items]
Warrants outstanding | shares	500,000
Exercise price | $ / shares	$ 0.05
Weighted average remaining life (in years)	2 years 9 months 3 days
Expiry date	October 05, 2023